Plan Description - Additional Information (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) Loan
EBP, Plan Description [Line Items]
Participant minimum elective contribution percentage	1.00%
Maximum percentage of participant contribution matched	8.00%
Participant maximum elective contribution percentage	75.00%
Employer matching contribution	$ 150,000,000
Amount charged from participants for administrative expenses	32
Minimum balance required	2,000
Minimum loan amount	1,000
Maximum loan amount	$ 50,000
Maximum loan amount, percentage	50.00%
Number of outstanding loans available | Loan	3
Maximum term of a home loan	238 months
Maximum term of a general purpose loan	58 months
Employee benefit plan, note receivable from participant prime rate	1.00%
Minimum
EBP, Plan Description [Line Items]
Defined contribution plan automatic contribution percentage	1.00%
Maximum
EBP, Plan Description [Line Items]
Defined contribution plan automatic contribution percentage	10.00%